21 Finance result (Tables)	12 Months Ended
Dec. 31, 2019
Finance Result
Schedule of finance result
	2019	2018	2017

Income from financial investments	25,965	4,680	2,017
Changes in fair value of derivative instruments	-	1,219	-
Interest received	9,680	4,364	3,174
Foreign exchange differences	13,321	-	-
Other	2,723	165	31
Finance income	51,689	10,428	5,222

Change in fair value of derivative instruments	(1,780)	-
Interest expense	(24,002)	(2,404)	(1,042)
Interest expense on lease liabilities	(31,469)	-	-
Financial discounts granted	(923)	(1,063)	(1,210)
Bank fees	(2,876)	(1,219)	(1,015)
Foreign exchange differences	-	(2,697)	-
IOF taxes (taxes on financial transactions)	(6,801)	(355)	-
Other	(4,514)	(416)	(319)
Finance expenses	(72,365)	(8,154)	(3,586)

Finance result	(20,676)	2,274	1,636